Cover Page	Mar. 30, 2020
Cover page.
Document Type	8-K
Document Period End Date	Mar. 30, 2020
Entity Registrant Name	MEREDITH CORPORATION
Entity Incorporation, State or Country Code	IA
Entity File Number	001-05128
Entity Tax Identification Number	42-0410230
Entity Address, Address Line One	1716 Locust Street,
Entity Address, City or Town	Des Moines,
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50309-3023
City Area Code	(515)
Local Phone Number	284-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1
Trading Symbol	MDP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000065011
Amendment Flag	false